UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  unknown

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Jed Bowen                Greenwich, CT        February 9, 2006
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $225,858 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                              Title of                  Market Value   SH/PRN   SH/ PUT/ Invest  Other      Voting Authority
Name of Issuer                  Class        CUSIP        (x1,000)     Amount   PRN CALL  Disc  Managers    Sole    Shared None
Boston Properties inc         101121101 Common                11,143     99,600 SH       SHARED              99,600
Cameron International Corp    13342B105 Common                 6,838    128,900 SH       SHARED             128,900
CBRL Group Inc                12489VAB2 Note 4/0               7,509 15,000,000 PRN      SHARED          15,000,000
Essex Portfolio L P           29717PAB3 Note 3.625%11/0        6,469  5,000,000 PRN      SHARED           5,000,000
Fair Isaac Corp               303250AD6 Note 1.500%8/1        12,052 11,363,000 PRN      SHARED          11,363,000
FLIR Sys Inc                  302445101 Common                 8,782    275,900 SH       SHARED             275,900
Gateway Inc                   367626AB4 Note 1.500%12/3       11,854 14,500,000 PRN      SHARED          14,500,000
Integra Lifesciences Holdings 45798AB5  Note 2.500%3/1           492    380,000 PRN      SHARED             380,000
Intel Corp                    458140100 Common                 4,370    215,800 SH       SHARED             215,800
Interpublic Group Cos Inc     460690AT7 Note 4.500%3/1        17,300 14,584,000 PRN      SHARED          14,584,000
Johnson & Johnson             478160104 Common                 7,500    113,600 SH       SHARED             113,600
Johnson & Johnson             478160104 Common                   103      1,370 SH  Put  SHARED               1,370
Kelwood Co                    488044AF5 DBCV 3.500%6/1         5,621  6,000,000 PRN      SHARED           6,000,000
Lamar Advertising Co          512815101 Cl A                   6,410     98,029 SH       SHARED              98,029
Liberty Media Corp            530715AN1 Deb 3.500%1/1         17,642 17,500,000 PRN      SHARED          17,500,000
Lockheed Martin Corp          539830AP4 DBCV 8/1              16,539 12,500,000 PRN      SHARED          12,500,000
Manor Care Inc New            564055AK7 Note 2.125%4/1        15,313 10,000,000 PRN      SHARED          10,000,000
Mesa Air Group Inc            590479AD3 Note 2.115%2/1         3,300  6,000,000 PRN      SHARED           6,000,000
OMI Corp                      670874AF3 Note 2.875%12/0        4,797  5,000,000 PRN      SHARED           5,000,000
OSI Pharmaceuticals Inc       671040AF0 Note 2.000%12/1       10,645  8,000,000 PRN      SHARED           8,000,000
PMC-Sierra Inc                69344F106 Common                 2,291    341,400 SH       SHARED             341,400
Seacor Holdings Inc           811904AJ0 DBCV 2.875%12/1       14,550 10,000,000 PRN      SHARED          10,000,000
Sybase Inc                    871130AB6 Note 1.750%2/2         5,569  5,000,000 PRN      SHARED           5,000,000
Thermo Fisher Scientific Inc  883556102 Common                 8,139    179,700 SH       SHARED             179,700
Watson Pharmaceuticals Inc    942683AC7 DBCV 1.750%3/1         9,219 10,000,000 PRN      SHARED          10,000,000
Yellow Roadway Corp           985577AA3 Note 5.000%8/0        11,411  9,083,000 PRN      SHARED           9,083,000
                                                             225,858